UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22724

Exact name of registrant as specified in charter:	PGIM Global High Yield Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2020

Date of reporting period:	1/31/2020

Item 1 – Reports to Stockholders

PGIM GLOBAL HIGH YIELD FUND, INC.

SEMIANNUAL REPORT

JANUARY 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. You should contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PGIM is a Prudential Financial company. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Global High Yield Fund informative and useful. The report covers performance for the six-month period ended January 31, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global High Yield Fund, Inc.

March 16, 2020

PGIM Global High Yield Fund, Inc.	3

Your Fund’s Performance

Performance data quoted represent past performance and assume the reinvestment of all dividends. Past performance does not guarantee future results. An investor may obtain more recent performance data by visiting our website at pgiminvestments.com.

Investment Objective

The Fund seeks to provide a high level of current income by investing primarily in below-investment-grade fixed income instruments.

Performance Snapshot as of 1/31/20
Price Per Share	Total Return for Six Months Ended 1/31/20
$16.60 (NAV)	3.72%
$15.00 (Market Price)	7.82%

Total returns are based on changes in net asset value (NAV) or market price, respectively. NAV total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV. Market Price total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Source: PGIM Investments LLC.

Key Fund Statistics as of 1/31/20
Duration	4.8 years	Average Maturity	6.2 years

Duration shown includes the impact of leverage. Duration measures investment risk that takes into account both a bond’s interest payments and its value to maturity. Average Maturity is the average number of years to maturity of the Fund’s bonds.

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Credit Quality expressed as a percentage of total investments as of 1/31/20 (%)
BBB	0.8
BB	26.3
B	49.2
CCC	18.2
Not Rated	–0.1
Cash/Cash Equivalents	5.6
Total Investments	100.0

Credit ratings reflect the highest rating assigned by an NRSRO such as Moody’s, S&P, or Fitch. Credit ratings reflect the common nomenclature used by both S&P and Fitch. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Yield and Dividends as of 1/31/20
Total Monthly Dividends Paid per Share for Period	Current Monthly Dividend Paid per Share	Yield at Market Price as of 1/31/20
$0.63	$0.105	8.40%

Yield at Market Price is the annualized rate determined by dividing the current monthly dividend paid per share by the market price per share as of January 31, 2020.

PGIM Global High Yield Fund, Inc.	5

Strategy and Performance Overview

How did the Fund perform?

The PGIM Global High Yield Fund Inc.’s shares returned 7.82% based on market price and 3.72% based on net asset value (NAV) in the six-month reporting period that ended January 31, 2020. For the same period, the Bloomberg Barclays Global High Yield 2% Issuer Constrained (USD Hedged) Index (the Index) returned 2.64%, including reinvestment of dividends.

What were the market conditions?

•

August 2019, the first month in the reporting period, was a roller coaster month for global markets, as seasonally low liquidity was amplified by unexpected trade policy events and a repricing of central banks’ prospective policy moves. The US and China were at the epicenter of these events. The outcome from the Federal Reserve’s (the Fed’s) late-July Federal Open Market Committee (FOMC) meeting was more contentious than expected, with two dissenters on a 25-basis-point cut in the federal funds rate (rather than a more substantial easing that many in financial markets and the Trump administration had called for). (One basis point equals 0.01%.) Fed Chairman Jerome Powell also characterized the move as a “mid-cycle adjustment,” further disappointing expectations for a larger cut.

•

The global high yield market was driven by weakness in emerging markets, principally Argentina, where bond prices tumbled in response to the primary elections in August. Sentiment shifted during the remainder of the period, with the global high yield market posting positive total returns in the last five months. The bulk of the positive performance came in December, as an apparent “phase one” US-China trade deal, a resounding Conservative Party election victory in the United Kingdom that put Brexit back on track, and an FOMC meeting that left rates on hold all helped to alleviate uncertainties overhanging the market.

•

For the period, spreads on the Index widened 50 basis points to 470. By region, European and US high yield bonds both outperformed the Index, while emerging markets high yield bonds lagged. According to Moody’s, the dollar-weighted global speculative-grade bond default rate ended January 2020 at 2.81%.

What worked?

•	Sector allocation, security selection, duration positioning and beta positioning all added value for the 6-month period.

•

In the US and Canada, overweights to the building materials & home construction, technology and electric utilities sectors added to performance. In developed Europe, overweights to the chemicals and healthcare sectors were positive. Emerging Markets positioning was highlighted by underweights in Mexico and Jamaica.

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•

Overweights to emerging markets issuer Digicel (telecom) and US and Canada issuers Genon (electric utilities) and Diamond BC BV (consumer non-cyclical) were amongst the biggest single name contributors.

•	Having more beta in the Fund relative to the Index, on average over the period, contributed to returns.

•	The Fund’s long duration bias in US rates added value for the reporting period.

What didn’t work?

•

Although overall sector allocation was a significant contributor, overweights to upstream and midstream energy in the US and Canada hurt performance. In developed Europe, an underweight to Financials was negative.

•	Overweights to Emerging Markets issuers, Argentina, the Province of Buenos Aires as well as an overweight to US and Canada issuer Alta Mesa (upstream energy) were negative.

How did the Fund’s borrowing (leverage) strategy affect its performance?

The Fund’s use of leverage contributed positively to NAV performance and shareholder distributions, as both the returns and income earned on the securities purchased exceeded the cost of borrowing. As of January 31, 2020, the Fund had borrowed $239 million and was 26.0% leveraged. During the reporting period, the average amount of leverage utilized by the Fund was 26.6%.

Did the Fund use derivatives?

Derivatives in the form of forward currency exchange contracts were used to hedge against the Fund’s positions not denominated in US dollars. The derivatives help immunize any impact from fluctuating currencies outside of the US dollar. The Fund also utilized credit derivatives to manage its overall risk profile. The impact on fund performance was marginally negative.

Current outlook

•

PGIM Fixed Income is constructive on US high yield. With trade war risks waning and a Fed that is far from hiking anytime soon, US high yield looks attractive over the medium term. The near term looks even stronger, as technicals are very supportive (limited net new supply and high cash balances). PGIM Fixed Income believes many participants are defensively positioned (and likely to change their sentiment in early 2020). Credit fundamentals are supportive also; the usual signs of late-cycle behavior are quite muted in US high yield. The more challenged sectors like energy and commodities already trade at discounted levels and are likely to benefit somewhat from the stabilization of the global economy in 2020. While PGIM Fixed Income expects defaults to increase

PGIM Global High Yield Fund, Inc.	7

Strategy and Performance Overview (continued)

slightly over the next 12 months (mostly due to the energy sector), they should remain below historical averages and may even surprise for the better.

•

PGIM Fixed Income also maintains a constructive view on European high yield in the medium term and expects spreads to tighten in the first half of 2020. However, credit selection remains critical, as the bifurcated market will likely punish earnings misses and other negative developments. Given Europe’s tepid economic backdrop, weaker credits could stay under pressure, and PGIM Fixed Income expects the default rate to increase slightly to 2-3% by the end of 2020. That deterioration may be somewhat offset by healthy technicals, as demand should comfortably absorb an expected increase in net supply.

•

PGIM Fixed Income’s positive outlook for emerging market debt in 2020 is largely dependent on the continued easing of trade tensions between the US and China and the potential for a rebound in global growth. It’s a feasible scenario where China’s growth reaches the high end of estimates (i.e., slightly less than 6.0%) and developed market central banks generally remain accommodative.

Subsequent to January 31, 2020, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak.

There are meaningful direct and indirect effects developing particularly with companies in which we invest, which may have an impact on the valuation of these companies. The Manager will continue to monitor the impact of COVID-19.

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Benchmark Definitions

Bloomberg Barclays Global High Yield 2% Issuer Constrained (USD Hedged) Index—The Bloomberg Barclays Global High Yield 2% Issuer Constrained (USD Hedged) Index (the Index) is an unmanaged index which covers the universe of non-investment-grade debt in the United States, developed markets and emerging markets. Issuers are capped at 2% of the Index.

Investors cannot invest directly in an index.

Looking for additional information?

The Fund is traded under the symbol “GHY,” and its closing market price is available on most financial websites under the NYSE listings. The daily NAV is available online under the symbol “XGHYX” on most financial websites. Barron’s and the Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues press releases that can be found on most major financial websites as well as on pgiminvestments.com.

PGIM Global High Yield Fund, Inc.	9

Schedule of Investments (unaudited)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 132.8%

ASSET-BACKED SECURITIES 1.6%

Cayman Islands
Cathedral Lake CLO Ltd., Series 2016-04A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.069	%(c)	10/20/28		6,000	$6,001,970
CIFC Funding Ltd., Series 2014-04RA, Class A1A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	2.966	(c)	10/17/30		5,000	4,999,498

TOTAL ASSET-BACKED SECURITIES (cost $11,000,992)						11,001,468

BANK LOANS 8.9%

Canada 0.6%
Xplornet Communications, Inc., New Term B Loan, 3 Month LIBOR + 4.000%^	5.945	(c)	09/09/21		3,876	3,876,186

France 0.5%
Casino Guichard Perrachon SA, Term Loan B, 2 Month EURIBOR + 5.500%	5.500	(c)	01/31/24	EUR	3,200	3,575,577

Luxembourg 0.6%
Intelsat Jackson Holdings SA, Tranche B-5 Term Loan	6.625		01/02/24		3,695	3,726,179

Saint Lucia 0.3%
Digicel International Finance Ltd., First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	5.340	(c)	05/27/24		2,494	2,248,937

United Kingdom 1.7%
EG Finco Ltd., Second Lien Term Loan, 3 Month EURIBOR + 7.750%	8.750	(c)	04/20/26	EUR	2,916	3,209,833
Froneri Finco SARL, Term Loan^	—	(p)	01/30/28		3,800	4,277,606
Richmond UK Bidco Ltd., Facility B, 1 Month GBP LIBOR + 4.250%	4.958	(c)	03/03/24	GBP	224	290,702
Tilney Group Ltd., Facility B Loan, 6 Month GBP LIBOR + 5.000%	5.880	(c)	12/17/25	GBP	3,025	3,969,546

						11,747,687

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	11

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

United States 5.2%
Asurion LLC,
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	8.145	%(c)	08/04/25		2,805	$2,837,557
CEC Entertainment, Inc., Term B Loan, 1 Month LIBOR + 6.500%	8.145	(c)	08/30/26		860	822,704
Chesapeake Energy Corp., Class A Loan, 3 Month LIBOR + 8.000%	9.928	(c)	05/23/24		3,875	3,855,625
CITGO Petroleum Corp., 2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%^	6.945	(c)	03/27/24		869	868,438
Term B Loan, 3 Month LIBOR + 4.500%^	6.445	(c)	07/29/21		915	915,339
Diamond BC BV, Initial Euro Term Loan, 1 - 3 Month EURIBOR + 3.250%	3.250	(c)	09/06/24	EUR	2,551	2,765,983
Finastra USA, Inc., Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	9.027	(c)	06/13/25		2,450	2,396,406
Heritage Power LLC, Term Loan B, 6 Month LIBOR + 6.000%	7.771	(c)	07/30/26		2,643	2,524,423
Mallinckrodt International Finance SA, 2017 Term B Loan, 3 Month LIBOR + 2.750%	4.695	(c)	09/24/24		821	685,562
2018 Incremental Term Loan, 3 Month LIBOR + 3.000%	4.909	(c)	02/24/25		227	188,535
McAfee LLC, Second Lien Initial Loan, 3 Month LIBOR + 8.500%	10.159	(c)	09/29/25		1,947	1,961,477
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 2.750%	4.695	(c)	06/07/23		750	737,344
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	5.170	(c)	11/06/24		2,814	2,816,745
Playtika Holding Corp., Term B Loan, 1 Month LIBOR + 6.000%	7.645	(c)	12/10/24		2,750	2,770,625
Sally Holdings LLC, Term B-2 Loan	4.500		07/05/24		1,655	1,643,966
Stonegate Pub Co. Ltd., Term Loan^	—	(p)	10/31/27		5,900	7,635,131

						35,425,860

TOTAL BANK LOANS (cost $59,444,181)						60,600,426

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS 102.1%

Argentina 0.3%
YPF SA,
Sr. Unsec’d. Notes	8.500%	03/23/21		500	$498,511
Sr. Unsec’d. Notes, 144A	6.950	07/21/27		1,752	1,501,751
Sr. Unsec’d. Notes, 144A	8.500	07/28/25		300	274,041

					2,274,303

Bahrain 0.4%
Oil & Gas Holding Co. BSCC (The),
Sr. Unsec’d. Notes	7.500	10/25/27		1,000	1,172,381
Sr. Unsec’d. Notes	8.375	11/07/28		780	960,551
Sr. Unsec’d. Notes, 144A	7.625	11/07/24		380	445,204

					2,578,136

Belarus 0.1%
Development Bank of the Republic of Belarus JSC, Sr. Unsec’d. Notes, 144A	6.750	05/02/24		850	907,994

Belgium 0.2%
House of Finance NV (The), Sr. Sec’d. Notes, 144A(aa)	4.375	07/15/26	EUR	1,180	1,306,015

Brazil 3.5%
Banco do Brasil SA, Gtd. Notes(aa)	3.875	10/10/22		2,000	2,052,396
Banco Votorantim SA, Sr. Unsec’d. Notes, 144A, MTN(aa)	4.500	09/24/24		1,120	1,176,405
Caixa Economica Federal, Sr. Unsec’d. Notes, 144A(aa)	3.500	11/07/22		1,000	1,016,626
MARB BondCo PLC, Gtd. Notes(aa)	6.875	01/19/25		2,000	2,110,084
NBM US Holdings, Inc., Gtd. Notes, 144A(aa)	7.000	05/14/26		1,000	1,072,532
Petrobras Global Finance BV,
Gtd. Notes(aa)	5.999	01/27/28		2,000	2,332,203
Gtd. Notes(aa)	6.900	03/19/49		1,640	2,001,076
Gtd. Notes(aa)	7.375	01/17/27		2,890	3,591,326
Gtd. Notes(aa)	8.750	05/23/26		6,490	8,488,297

					23,840,945

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	13

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Canada 6.0%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	7.500%	12/01/24	3,625	$3,562,107
Sr. Unsec’d. Notes, 144A(aa)	7.500	03/15/25	475	459,155
Sr. Unsec’d. Notes, 144A(aa)	7.875	04/15/27	3,100	2,944,816
Sr. Unsec’d. Notes, 144A(aa)	8.750	12/01/21	5,825	6,239,555
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., Gtd. Notes, 144A(aa)	6.125	07/01/22	3,125	3,165,961
Eldorado Gold Corp., Sec’d. Notes, 144A(aa)	9.500	06/01/24	2,125	2,283,197
IAMGOLD Corp., Gtd. Notes, 144A(aa)	7.000	04/15/25	1,875	1,919,602
Mattamy Group Corp., Sr. Unsec’d. Notes, 144A(aa)	5.250	12/15/27	1,325	1,387,860
MEG Energy Corp.,
Gtd. Notes, 144A	6.375	01/30/23	6,350	6,424,602
Gtd. Notes, 144A(aa)	7.000	03/31/24	25	25,195
Sr. Unsec’d. Notes, 144A	7.125	02/01/27	800	791,646
New Gold, Inc.,
Gtd. Notes, 144A(aa)	6.250	11/15/22	610	612,020
Gtd. Notes, 144A(aa)	6.375	05/15/25	1,490	1,401,696
NOVA Chemicals Corp., Sr. Unsec’d. Notes, 144A(aa)	5.250	06/01/27	4,100	4,166,781
Precision Drilling Corp., Gtd. Notes, 144A(aa)	7.125	01/15/26	3,475	3,301,446
Xplornet Communications, Inc., Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625(aa)	9.625	06/01/22	2,185	2,202,221

				40,887,860

Chile 0.7%
Kenbourne Invest SA, Gtd. Notes, 144A	6.875	11/26/24	1,100	1,137,845
VTR Finance BV, Sr. Sec’d. Notes, 144A(aa)	6.875	01/15/24	3,233	3,306,367

				4,444,212

China 0.4%
Country Garden Holdings Co. Ltd., Sr. Sec’d. Notes	8.000	01/27/24	1,000	1,085,772

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

China (cont’d.)
Sunac China Holdings Ltd.,
Sr. Sec’d. Notes	7.250%	06/14/22		365	$371,878
Sr. Sec’d. Notes	7.875	02/15/22		1,000	1,030,859

					2,488,509

Colombia 0.4%
Millicom International Cellular SA, Sr. Unsec’d. Notes	6.000	03/15/25		2,610	2,692,989

Costa Rica 0.1%
Autopistas del Sol SA, Sr. Sec’d. Notes	7.375	12/30/30		365	378,343

France 1.4%
Altice France SA,
Sr. Sec’d. Notes, 144A(aa)	2.500	01/15/25	EUR	800	887,240
La Financiere Atalian SASU,
Gtd. Notes(aa)	4.000	05/15/24	EUR	2,100	1,956,364
Gtd. Notes(aa)	5.125	05/15/25	EUR	1,275	1,187,793
Loxam SAS,
Sr. Sub. Notes(aa)	4.500	04/15/27	EUR	1,830	1,994,044
Sr. Sub. Notes	5.750	07/15/27	EUR	500	572,418
Sr. Sub. Notes, 144A(aa)	4.500	04/15/27	EUR	2,400	2,615,140

					9,212,999

Germany 1.1%
Atotech Alpha 2 BV,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%(aa)	8.750	06/01/23		2,125	2,162,980
Nidda BondCo GmbH,
Gtd. Notes(aa)	5.000	09/30/25	EUR	2,068	2,318,664
Techem Verwaltungsgesellschaft 674 mbH,
Sr. Sec’d. Notes(aa)	6.000	07/30/26	EUR	2,450	2,927,754

					7,409,398

Guatemala 0.2%
Comunicaciones Celulares SA Via Comcel Trust,
Sr. Unsec’d. Notes	6.875	02/06/24		1,000	1,024,496

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	15

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

India 1.2%
ABJA Investment Co. Pte Ltd., Gtd. Notes(aa)	5.950%		07/31/24			651	$687,209
Delhi International Airport Ltd., Sr. Sec’d. Notes, 144A(aa)	6.450		06/04/29			905	974,595
GMR Hyderabad International Airport Ltd., Sr. Sec’d. Notes(aa)	4.250		10/27/27			1,460	1,400,994
Greenko Dutch BV, Sr. Sec’d. Notes(aa)	5.250		07/24/24			1,000	1,014,660
Greenko Investment Co., Sr. Sec’d. Notes	4.875		08/16/23			1,000	1,001,240
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes(aa)	5.250		04/28/27			2,000	2,037,576
HT Global IT Solutions Holdings Ltd., Sr. Sec’d. Notes	7.000		07/14/21			1,330	1,366,627

							8,482,901

Indonesia 0.2%
Saka Energi Indonesia PT, Sr. Unsec’d. Notes	4.450		05/05/24			1,660	1,684,332

Jamaica 0.7%
Digicel Group One Ltd.,
Sr. Sec’d. Notes	8.250		12/30/22			488	315,316
Sr. Sec’d. Notes, 144A	8.250		12/30/22			557	359,900
Digicel Group Two Ltd.,
Sr. Unsec’d. Notes	8.250		09/30/22			462	124,331
Sr. Unsec’d. Notes, 144A	8.250		09/30/22			243	65,395
Digicel Ltd., Gtd. Notes, 144A	6.750		03/01/23			5,020	3,233,810
Sr. Unsec’d. Notes	6.000		04/15/21			500	395,672
Sr. Unsec’d. Notes, 144A	6.000		04/15/21			400	316,538

							4,810,962

Luxembourg 4.0%
ARD Finance SA, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000		06/30/27		EUR	7,400	8,350,592
Galapagos SA, Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750%	4.432	(c)	06/15/21	(d)	EUR	315	209
Intelsat Jackson Holdings SA, Gtd. Notes	5.500		08/01/23			1,685	1,377,488

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Luxembourg (cont’d.)
Intelsat Jackson Holdings SA, (cont’d.) Gtd. Notes, 144A	9.750%	07/15/25		3,355	$2,857,621
LHMC Finco 2 Sarl, Sec’d. Notes, 144A, Cash coupon 7.250% or PIK 8.000%	7.250	10/02/25	EUR	1,250	1,425,532
Mangrove Luxco III Sarl, Sr. Sec’d. Notes, 144A, Cash coupon 7.775% or PIK 9.000%	7.775	10/09/25	EUR	3,322	3,516,795
Monitchem HoldCo 2 SA, Sr. Sub. Notes, 144A	9.500	09/15/26	EUR	3,000	3,419,271
Picard Bondco SA, Gtd. Notes	5.500	11/30/24	EUR	5,310	5,699,648
Ypso Finance Bis SA, Sr. Unsec’d. Notes, 144A	6.000	02/15/28		500	495,955

					27,143,111

Macau 0.2%
Wynn Macau Ltd., Sr. Unsec’d. Notes, 144A	5.125	12/15/29		1,200	1,191,079

Mexico 2.4%
Braskem Idesa SAPI, Sr. Sec’d. Notes, 144A	7.450	11/15/29		450	475,144
Cemex SAB de CV, Sr. Sec’d. Notes, 144A	5.450	11/19/29		460	490,352
Mexico City Airport Trust, Sr. Sec’d. Notes(aa)	3.875	04/30/28		1,470	1,533,965
Nemak SAB de CV, Sr. Unsec’d. Notes(aa)	4.750	01/23/25		1,370	1,417,297
Petroleos Mexicanos,
Gtd. Notes(aa)	5.350	02/12/28		2,500	2,533,185
Gtd. Notes(aa)	6.500	03/13/27		3,670	3,976,044
Gtd. Notes, 144A(aa)	6.490	01/23/27		3,758	4,081,785
Gtd. Notes, EMTN(aa)	2.750	04/21/27	EUR	1,915	2,054,402

					16,562,174

Netherlands 2.5%
GTH Finance BV, Gtd. Notes(aa)	7.250	04/26/23		1,250	1,401,723
OCI NV, Sr. Sec’d. Notes(aa)	3.125	11/01/24	EUR	2,400	2,708,378

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	17

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Netherlands (cont’d.)
Promontoria Holding 264 BV, Sr. Sec’d. Notes(aa)	6.750%		08/15/23	EUR	1,000	$1,014,044
Starfruit Finco BV/Starfruit US Holdco LLC, Gtd. Notes(aa)	6.500		10/01/26	EUR	4,650	5,417,084
United Group BV,
Sec’d. Notes, 144A	3.125		02/15/26	EUR	850	935,898
Sec’d. Notes, 144A	3.625		02/15/28	EUR	2,900	3,193,552
UPC Holding BV, Sr. Sec’d. Notes(aa)	3.875		06/15/29	EUR	1,900	2,213,016

						16,883,695

Nigeria 0.2%
IHS Netherlands Holdco BV, Gtd. Notes, 144A(aa)	7.125		03/18/25		1,500	1,590,568

Peru 0.3%
Inkia Energy Ltd., Sr. Unsec’d. Notes	5.875		11/09/27		1,800	1,901,274

Puerto Rico 0.5%
Popular, Inc., Sr. Unsec’d. Notes	6.125		09/14/23		3,475	3,727,104

Russia 1.2%
Alfa Bank AO Via Alfa Bond Issuance PLC,
Sub. Notes	5.950	(ff)	04/15/30		1,500	1,549,173
Sub. Notes, 144A	5.950	(ff)	04/15/30		985	1,017,290
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes	6.510		03/07/22		1,470	1,594,894
Sr. Unsec’d. Notes, EMTN	3.600		02/26/21	EUR	2,000	2,299,375
Gazprom PJSC Via Gaz Capital SA, Sr. Unsec’d. Notes, EMTN	8.625		04/28/34		740	1,138,054
VTB Bank OJSC Via VTB Capital SA, Sr. Unsec’d. Notes	6.551		10/13/20		650	669,201

						8,267,987

Saint Lucia 0.5%
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., Sr. Sec’d. Notes, 144A	8.750		05/25/24		3,300	3,283,889

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Saudi Arabia 0.2%
Arabian Centres Sukuk Ltd., Sr. Unsec’d. Notes, 144A	5.375%	11/26/24		1,635	$1,691,243

Singapore 0.2%
Mulhacen Pte Ltd., Sr. Sec’d. Notes, Cash coupon 6.500% or PIK 7.250%(aa)	6.500	08/01/23	EUR	1,400	1,375,919

South Africa 1.3%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		970	1,042,337
Sr. Unsec’d. Notes	5.750	01/26/21		1,905	1,909,078
Sr. Unsec’d. Notes	7.125	02/11/25		950	964,647
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23		1,320	1,336,278
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		1,240	1,335,460
Sasol Financing USA LLC,
Gtd. Notes(aa)	5.875	03/27/24		1,930	2,070,053

					8,657,853

Spain 1.2%
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes	6.750	11/01/21	EUR	2,930	3,119,536
Sr. Sec’d. Notes, 144A	7.625	11/01/21		1,000	948,501
Tasty Bondco 1 SA,
1st Lien, 144A(aa)	6.250	05/15/26	EUR	1,500	1,749,692
Sr. Sec’d. Notes(aa)	6.250	05/15/26	EUR	1,775	2,070,468

					7,888,197

Tunisia 0.5%
Banque Centrale de Tunisie International Bond,
Sr. Unsec’d. Notes	5.625	02/17/24	EUR	1,355	1,492,125
Sr. Unsec’d. Notes	6.750	10/31/23	EUR	1,385	1,589,866

					3,081,991

Turkey 1.0%
KOC Holding A/S, Sr. Unsec’d. Notes, 144A	6.500	03/11/25		2,000	2,175,482
Turkiye Garanti Bankasi A/S, Sr. Unsec’d. Notes	6.250	04/20/21		1,000	1,039,366

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	19

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Turkey (cont’d.)
Turkiye Is Bankasi A/S,
Sr. Unsec’d. Notes	5.000%		04/30/20		1,375	$1,382,799
Sr. Unsec’d. Notes, 144A, MTN	5.375		10/06/21		1,000	1,030,015
Sr. Unsec’d. Notes, EMTN	5.375		10/06/21		625	643,759
Turkiye Sinai Kalkinma Bankasi A/S, Sr. Unsec’d. Notes, 144A	6.000		01/23/25		700	716,621

						6,988,042

Ukraine 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes(aa)	7.125		07/19/24	EUR	815	989,379

United Kingdom 5.4%
Atotech Alpha 3 BV/Alpha US Bidco, Inc., Gtd. Notes, 144A(aa)	6.250		02/01/25		2,270	2,334,809
Bracken MidCo1 PLC, Sr. Unsec’d. Notes, Cash coupon 8.875% or PIK 10.375%(aa)	8.875		10/15/23	GBP	1,000	1,359,059
Connect Finco SARL/Connect US Finco LLC, Sr. Sec’d. Notes, 144A(aa)	6.750		10/01/26		1,825	1,922,515
Co-operative Group Holdings 2011 Ltd., Gtd. Notes(aa)	7.500		07/08/26	GBP	2,125	3,214,291
CPUK Finance Ltd.,
Sec’d. Notes	4.875		02/28/47	GBP	1,100	1,499,758
Sec’d. Notes, 144A	4.250		02/28/47	GBP	2,575	3,459,793
eG Global Finance PLC,
First Lien, 144A(aa)	4.375		02/07/25	EUR	3,900	4,293,143
Sr. Sec’d. Notes, 144A(aa)	8.500		10/30/25		1,750	1,859,746
Jerrold Finco PLC, Sec’d. Notes, 144A	4.875		01/15/26	GBP	2,250	3,000,836
Newday Bondco PLC, 1st Lien, 144A, 3 Month GBP LIBOR + 6.500% (Cap N/A, Floor 6.500%)(aa)	7.315	(c)	02/01/23	GBP	1,250	1,642,675
Sr. Sec’d. Notes, 144A(aa)	7.375		02/01/24	GBP	1,000	1,338,335
Stonegate Pub Co. Financing PLC,
Sec’d. Notes, 144A, 3 Month GBP LIBOR + 6.250%(aa)	7.048	(c)	03/15/22	GBP	800	1,057,777
Sr. Sec’d. Notes(aa)	4.875		03/15/22	GBP	1,000	1,340,646
Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.375%(aa)	5.175	(c)	03/15/22	GBP	925	1,222,730

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes(aa)	5.000%	04/15/27		GBP	2,450	$3,412,673
Voyage Care BondCo PLC,
Sr. Sec’d. Notes(aa)	5.875	05/01/23		GBP	1,000	1,335,086
Sr. Sec’d. Notes, 144A(aa)	5.875	05/01/23		GBP	1,600	2,136,137

						36,430,009

United States 62.6%
Adient Global Holdings Ltd., Gtd. Notes	3.500	08/15/24		EUR	2,500	2,668,652
AECOM, Gtd. Notes(aa)	5.875	10/15/24			1,475	1,637,352
Alliance Data Systems Corp., Gtd. Notes, 144A(aa)	4.750	12/15/24			1,300	1,295,793
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	6.625	07/15/26			1,525	1,620,333
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27			3,150	3,371,004
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.875	06/01/29			850	928,452
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	(d)		6,450	85,638
AMC Entertainment Holdings, Inc., Gtd. Notes(aa)	6.375	11/15/24		GBP	4,500	5,648,195
American Axle & Manufacturing, Inc.,
Gtd. Notes(aa)	6.250	03/15/26			2,250	2,295,724
Gtd. Notes(aa)	6.500	04/01/27			1,400	1,431,899
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(aa)	5.500	05/20/25			725	774,820
Sr. Unsec’d. Notes(aa)	5.625	05/20/24			275	292,892
Sr. Unsec’d. Notes(aa)	5.750	05/20/27			2,225	2,421,264
Sr. Unsec’d. Notes(aa)	5.875	08/20/26			2,100	2,300,238
Amsted Industries, Inc., Sr. Unsec’d. Notes, 144A(aa)	4.625	05/15/30			675	685,496
Anixter, Inc., Gtd. Notes(aa)	6.000	12/01/25			325	345,233
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A(aa)	5.750	01/15/28			2,750	2,142,195

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	21

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Antero Resources Corp.,
Gtd. Notes(aa)	5.000%	03/01/25		2,500	$1,650,784
Gtd. Notes(aa)	5.625	06/01/23		1,500	1,080,108
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A(aa)	10.000	04/01/22		5,343	5,236,198
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A(aa)	9.875	04/01/27		1,925	2,217,066
B&G Foods, Inc., Gtd. Notes(aa)	5.250	09/15/27		795	792,599
Banff Merger Sub, Inc., Sr. Unsec’d. Notes(aa)	8.375	09/01/26	EUR	5,050	5,665,825
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(aa)	5.000	01/30/28		1,200	1,213,667
Gtd. Notes, 144A(aa)	5.250	01/30/30		1,200	1,221,510
Gtd. Notes, 144A(aa)	6.125	04/15/25		3,975	4,096,687
Gtd. Notes, 144A(aa)	7.000	01/15/28		1,000	1,084,225
Gtd. Notes, 144A(aa)	7.250	05/30/29		1,340	1,503,461
Beazer Homes USA, Inc.,
Gtd. Notes(aa)	5.875	10/15/27		1,650	1,710,723
Gtd. Notes, 144A(aa)	7.250	10/15/29		1,425	1,559,091
Brinker International, Inc., Gtd. Notes, 144A(aa)	5.000	10/01/24		800	845,795
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(aa)	5.250	10/15/25		4,575	4,648,757
Calpine Corp.,
Sr. Unsec’d. Notes(aa)	5.750	01/15/25		5,525	5,677,120
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28		7,175	7,140,564
Carvana Co., Gtd. Notes, 144A(aa)	8.875	10/01/23		4,400	4,619,678
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30		5,375	5,524,727
Sr. Unsec’d. Notes, 144A(aa)	5.375	06/01/29		2,500	2,677,239
CEC Entertainment, Inc., Gtd. Notes(aa)	8.000	02/15/22		1,650	1,627,596
Centene Corp., Sr. Unsec’d. Notes, 144A(aa)	4.250	12/15/27		1,000	1,044,348
Century Communities, Inc., Gtd. Notes, 144A	6.750	06/01/27		2,125	2,305,793
CenturyLink, Inc., Sr. Unsec’d. Notes, Series U(aa)	7.650	03/15/42		1,725	1,862,206

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Chemours Co. (The),
Gtd. Notes(aa)	4.000%	05/15/26	EUR	3,000	$3,027,535
Gtd. Notes(aa)	6.625	05/15/23		3,360	3,307,536
Gtd. Notes(aa)	7.000	05/15/25		1,685	1,611,565
Chesapeake Energy Corp., Sec’d. Notes, 144A	11.500	01/01/25		1,876	1,522,148
CHS/Community Health Systems, Inc., Sec’d. Notes, 144A	8.125	06/30/24		137	123,301
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(aa)	9.250	08/01/24		2,125	2,282,320
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A(aa)	9.250	02/15/24		6,213	6,764,378
Cleveland-Cliffs, Inc.,
Gtd. Notes(aa)	5.750	03/01/25		889	867,242
Gtd. Notes, 144A(aa)	5.875	06/01/27		4,000	3,687,403
Cloud Crane LLC, Sec’d. Notes, 144A(aa)	10.125	08/01/24		2,425	2,586,048
CNX Resources Corp.,
Gtd. Notes(aa)	5.875	04/15/22		2,292	2,266,609
Gtd. Notes, 144A(aa)	7.250	03/14/27		1,550	1,264,886
CommScope Technologies LLC, Gtd. Notes, 144A(aa)	6.000	06/15/25		1,475	1,407,771
CommScope, Inc., Gtd. Notes, 144A(aa)	5.500	06/15/24		3,770	3,733,076
Constellium SE, Gtd. Notes, 144A(aa)	6.625	03/01/25		1,695	1,747,330
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(aa)	5.625	11/15/26		1,195	1,109,938
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(aa)	8.000	04/15/26		1,375	1,445,661
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A(aa)	6.750	08/15/24		2,745	2,645,715
Cumulus Media New Holdings, Inc., Sr. Sec’d. Notes, 144A(aa)	6.750	07/01/26		750	790,765
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25		1,125	1,173,087
Denbury Resources, Inc., Sec’d. Notes, 144A(aa)	9.000	05/15/21		300	282,000
Diamond BC BV, Sr. Unsec’d. Notes(aa)	5.625	08/15/25	EUR	2,500	2,725,265
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes(aa)	7.875	08/15/25		700	570,411

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	23

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(aa)	6.625%		08/15/27			2,280	$2,133,947
Sr. Sec’d. Notes, 144A(aa)	5.375		08/15/26			1,150	1,145,080
DISH DBS Corp., Gtd. Notes(aa)	7.750		07/01/26			3,735	3,921,819
Embarq Corp., Sr. Unsec’d. Notes(aa)	7.995		06/01/36			5,760	6,396,340
Encompass Health Corp., Gtd. Notes	4.750		02/01/30			500	518,811
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.500		01/30/26			2,325	2,377,312
Energizer Gamma Acquisition BV, Gtd. Notes(aa)	4.625		07/15/26		EUR	1,600	1,854,999
Energy Transfer Operating LP, Jr. Sub. Notes, Series G	7.125	(ff)	—	(rr)		1,275	1,298,103
Entercom Media Corp.,
Gtd. Notes, 144A	7.250		11/01/24			355	375,364
Sec’d. Notes, 144A(aa)	6.500		05/01/27			1,060	1,134,828
Everi Payments, Inc., Gtd. Notes, 144A	7.500		12/15/25			930	993,230
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A(aa)	5.625		02/01/26			2,600	1,297,718
Gtd. Notes, 144A(aa)	7.375		05/15/24			1,595	801,354
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes(aa)	6.750		06/15/23			925	783,487
Sr. Unsec’d. Notes(aa)	6.500		05/01/21			475	414,268
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625		06/15/20			1,100	551,221
Sr. Unsec’d. Notes	8.625		06/15/20			3,975	2,056,721
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(aa)	7.875		11/15/25			2,200	2,272,589
Ford Motor Co.,
Sr. Unsec’d. Notes(aa)	4.750		01/15/43			1,163	1,081,704
Sr. Unsec’d. Notes(aa)	5.291		12/08/46			3,950	3,861,644
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(aa)	5.584		03/18/24			1,050	1,142,333
Forestar Group, Inc., Gtd. Notes, 144A(aa)	8.000		04/15/24			1,225	1,335,195
Freeport-McMoRan, Inc., Gtd. Notes(aa)	3.875		03/15/23			938	957,261

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Global Partners LP/GLP Finance Corp., Gtd. Notes(aa)	7.000%	06/15/23		1,075	$1,105,906
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(aa)	7.625	04/15/26		1,775	1,915,506
Golden Nugget, Inc.,
Gtd. Notes, 144A(aa)	8.750	10/01/25		1,500	1,579,075
Sr. Unsec’d. Notes, 144A(aa)	6.750	10/15/24		925	950,452
Gray Television, Inc.,
Gtd. Notes, 144A(aa)	5.125	10/15/24		150	154,998
Gtd. Notes, 144A(aa)	5.875	07/15/26		318	333,846
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A(aa)	5.750	12/01/25		2,250	2,332,014
Griffon Corp., Gtd. Notes(aa)	5.250	03/01/22		4,075	4,077,841
H&E Equipment Services, Inc., Gtd. Notes(aa)	5.625	09/01/25		1,150	1,201,091
HCA, Inc., Gtd. Notes(aa)	5.625	09/01/28		2,600	3,010,748
Hexion, Inc., Gtd. Notes, 144A(aa)	7.875	07/15/27		1,570	1,626,771
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A(aa)	5.750	10/01/25		1,625	1,474,839
Sr. Unsec’d. Notes, 144A(aa)	6.250	11/01/28		1,400	1,228,426
Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A(aa)	5.375	03/15/25		575	593,521
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A(aa)	6.250	02/15/26		1,847	1,789,146
Infor US, Inc.,
Gtd. Notes(aa)	5.750	05/15/22	EUR	1,550	1,740,567
Gtd. Notes(aa)	6.500	05/15/22		2,555	2,570,999
International Game Technology PLC, Sr. Sec’d. Notes, 144A(aa)	6.250	01/15/27		1,500	1,695,810
Intrado Corp., Gtd. Notes, 144A(aa)	8.500	10/15/25		5,630	4,411,577
Iridium Communications, Inc., Sr. Unsec’d. Notes, 144A	10.250	04/15/23		2,000	2,133,000
Jacobs Entertainment, Inc., Sec’d. Notes, 144A(aa)	7.875	02/01/24		3,025	3,202,298
JBS Investments II GmbH, Gtd. Notes, 144A(aa)	5.750	01/15/28		755	797,760

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	25

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A(aa)	6.500%	04/15/29		2,637	$2,947,234
KB Home,
Gtd. Notes(aa)	4.800	11/15/29		625	651,569
Gtd. Notes(aa)	6.875	06/15/27		1,000	1,177,323
L Brands, Inc.,
Gtd. Notes(aa)	5.625	10/15/23		1,575	1,713,417
Gtd. Notes	6.750	07/01/36		50	49,607
Lions Gate Capital Holdings LLC, Gtd. Notes, 144A(aa)	6.375	02/01/24		725	727,242
M/I Homes, Inc., Gtd. Notes, 144A(aa)	4.950	02/01/28		1,500	1,545,048
Marriott Ownership Resorts, Inc., Gtd. Notes, 144A(aa)	4.750	01/15/28		550	563,038
Masonite International Corp., Gtd. Notes, 144A(aa)	5.375	02/01/28		830	874,285
Mattel, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.875	12/15/27		650	683,880
MEDNAX, Inc., Gtd. Notes, 144A(aa)	6.250	01/15/27		1,800	1,834,431
Meritage Homes Corp., Gtd. Notes(aa)	5.125	06/06/27		1,350	1,457,282
Michaels Stores, Inc., Gtd. Notes, 144A(aa)	8.000	07/15/27		1,525	1,368,184
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A(aa)	5.375	08/15/27		700	742,238
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(aa)	5.000	10/15/27		1,000	1,053,450
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26		575	575,772
Gtd. Notes, 144A	7.500	01/15/28		550	544,770
Nabors Industries, Inc., Gtd. Notes(aa)	5.750	02/01/25		2,775	2,278,523
National CineMedia LLC, Sr. Sec’d. Notes, 144A(aa)	5.875	04/15/28		2,125	2,226,633
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A(aa)	8.125	07/15/23		6,025	6,398,574
Netflix, Inc., Sr. Unsec’d. Notes	4.625	05/15/29	EUR	2,700	3,336,169

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
New Home Co., Inc. (The),
Gtd. Notes(aa)	7.250%	04/01/22		3,350	$3,344,209
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30		1,050	1,054,044
Gtd. Notes, 144A(aa)	5.875	09/30/26		1,355	1,436,833
NRG Energy, Inc.,
Gtd. Notes(aa)	5.750	01/15/28		1,340	1,443,515
ORBCOMM, Inc.,
Sr. Sec’d. Notes, 144A(aa)	8.000	04/01/24		2,820	2,841,050
Patrick Industries, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	7.500	10/15/27		875	953,786
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	5.625	01/15/27		1,975	2,077,236
PetSmart, Inc.,
Gtd. Notes, 144A(aa)	7.125	03/15/23		1,825	1,817,880
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A(aa)	5.875	09/30/27		4,300	4,571,834
Post Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.500	12/15/29		1,075	1,140,694
Gtd. Notes, 144A(aa)	5.750	03/01/27		1,650	1,741,309
PulteGroup, Inc.,
Gtd. Notes(aa)	5.000	01/15/27		775	858,252
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	6.625	02/15/25		2,235	2,258,524
Sr. Unsec’d. Notes, 144A(aa)	6.875	02/15/23		1,240	1,267,522
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A(aa)	7.250	04/01/25		2,050	2,035,627
Range Resources Corp.,
Gtd. Notes(aa)	4.875	05/15/25		600	468,274
Gtd. Notes(aa)	5.000	03/15/23		2,825	2,434,533
Gtd. Notes	5.875	07/01/22		217	209,707
Gtd. Notes, 144A	9.250	02/01/26		350	309,259
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A(aa)	8.250	11/15/26		6,000	6,697,836
Sr. Sec’d. Notes(aa)	4.500	05/15/26	EUR	1,500	1,806,421
Sr. Unsec’d. Notes(aa)	6.875	11/15/26	EUR	3,150	3,971,115
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A(aa)	9.750	12/01/26		3,875	4,319,677
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes	5.750	10/15/20		2,092	2,097,461

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	27

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Rite Aid Corp.,
Gtd. Notes, 144A	6.125%	04/01/23	3,700	$3,365,279
RP Crown Parent LLC,
Gtd. Notes, 144A(aa)	7.375	10/15/24	1,520	1,579,884
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(aa)	5.500	11/01/23	225	229,172
Gtd. Notes(aa)	5.625	12/01/25	575	596,146
Scientific Games International, Inc.,
Gtd. Notes(aa)	6.625	05/15/21	4,905	4,947,355
Gtd. Notes, 144A(aa)	7.000	05/15/28	825	870,588
Gtd. Notes, 144A(aa)	7.250	11/15/29	825	885,885
Gtd. Notes, 144A(aa)	8.250	03/15/26	1,475	1,592,277
Scotts Miracle-Gro Co. (The),
Gtd. Notes, 144A	4.500	10/15/29	1,350	1,394,806
Scripps Escrow, Inc.,
Gtd. Notes, 144A(aa)	5.875	07/15/27	600	630,019
Springleaf Finance Corp.,
Gtd. Notes(aa)	5.375	11/15/29	1,700	1,768,361
Gtd. Notes(aa)	6.875	03/15/25	1,392	1,576,717
Gtd. Notes(aa)	7.125	03/15/26	3,050	3,503,699
Sprint Capital Corp.,
Gtd. Notes(aa)	6.875	11/15/28	3,375	3,434,062
Gtd. Notes(aa)	8.750	03/15/32	6,005	6,650,378
SSL Robotics LLC,
Sr. Sec’d. Notes, 144A(aa)	9.750	12/31/23	1,275	1,407,740
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	4.750	01/15/28	1,350	1,386,350
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes(aa)	5.750	03/01/25	1,700	1,737,493
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A(aa)	6.500	03/15/27	1,500	1,629,691
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A(aa)	10.000	04/15/27	1,450	1,623,547
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(aa)	5.500	01/15/28	3,575	3,572,916
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes(aa)	5.375	02/01/27	1,125	1,173,525

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875%	06/15/27	175	$195,202
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A(aa)	5.625	03/01/24	1,803	1,952,963
Gtd. Notes, 144A(aa)	5.875	04/15/23	425	458,157
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes(aa)	6.750	06/15/23	4,900	5,328,477
Sr. Unsec’d. Notes(aa)	7.000	08/01/25	950	987,083
Terrier Media Buyer, Inc., Gtd. Notes, 144A(aa)	8.875	12/15/27	1,585	1,641,637
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A(aa)	11.375	12/01/21	6,700	6,931,150
TopBuild Corp., Gtd. Notes, 144A(aa)	5.625	05/01/26	1,400	1,462,803
TPC Group, Inc., Sr. Sec’d. Notes, 144A(aa)	10.500	08/01/24	1,175	1,221,893
Transocean, Inc.,
Gtd. Notes, 144A	7.500	01/15/26	1,925	1,793,923
Gtd. Notes, 144A	8.000	02/01/27	1,050	975,045
Tronox Finance PLC, Gtd. Notes, 144A	5.750	10/01/25	230	229,645
Tronox, Inc., Gtd. Notes, 144A(aa)	6.500	04/15/26	3,825	3,840,461
Twin River Worldwide Holdings, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.750	06/01/27	825	872,140
U.S. Concrete, Inc., Gtd. Notes(aa)	6.375	06/01/24	4,800	4,977,933
United Rentals North America, Inc.,
Gtd. Notes(aa)	4.875	01/15/28	4,875	5,084,093
Gtd. Notes(aa)	5.250	01/15/30	1,475	1,585,524
Gtd. Notes(aa)	6.500	12/15/26	2,225	2,419,627
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(aa)	5.125	05/15/23	990	993,658
Valaris PLC,
Sr. Unsec’d. Notes	5.750	10/01/44	100	41,102
Sr. Unsec’d. Notes(aa)	7.750	02/01/26	2,391	1,181,203
Vector Group Ltd.,
Gtd. Notes, 144A(aa)	10.500	11/01/26	775	812,039
Sr. Sec’d. Notes, 144A(aa)	6.125	02/01/25	2,075	2,062,001
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A(aa)	5.750	07/15/25	1,604	1,483,733

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	29

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)
VICI Properties 1 LLC/VICI FC, Inc., Sec’d. Notes	8.000%	10/15/23	878	$945,911
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.125	08/15/30	310	314,716
Gtd. Notes, 144A(aa)	4.250	12/01/26	1,485	1,525,855
Gtd. Notes, 144A(aa)	4.625	12/01/29	1,205	1,259,188
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	5.000	07/31/27	1,330	1,369,618
Gtd. Notes, 144A(aa)	5.625	02/15/27	2,000	2,075,174
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25	1,600	1,647,208
Gtd. Notes	6.000	09/01/23	650	678,107
Gtd. Notes(aa)	7.000	08/15/22	270	270,394
Gtd. Notes, 144A	6.625	07/15/27	2,475	2,677,719
WPX Energy, Inc., Sr. Unsec’d. Notes(aa)	5.250	10/15/27	2,425	2,534,343
Wyndham Destinations, Inc., Sr. Sec’d. Notes, 144A(aa)	4.625	03/01/30	675	692,813
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A(aa)	5.125	10/01/29	610	631,783
XPO Logistics, Inc.,
Gtd. Notes, 144A(aa)	6.125	09/01/23	250	257,669
Gtd. Notes, 144A(aa)	6.750	08/15/24	2,550	2,763,374
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	6.000	04/01/23	3,300	3,370,755
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A(aa)	9.875	06/15/23	1,843	1,937,048

				425,468,780

Vietnam 0.1%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes, 144A(aa)	5.125	05/07/29	530	547,821

Zambia 0.8%
First Quantum Minerals Ltd.,
Gtd. Notes, 144A(aa)	6.875	03/01/26	1,188	1,160,737

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Zambia (cont’d.)
First Quantum Minerals Ltd., (cont’d.)
Gtd. Notes, 144A(aa)	7.250%	05/15/22		1,850	$1,852,230
Gtd. Notes, 144A(aa)	7.500	04/01/25		2,245	2,206,346

					5,219,313

TOTAL CORPORATE BONDS (cost $682,232,761)					693,313,822

SOVEREIGN BONDS 19.7%

Angola 0.8%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28		1,120	1,205,680
Sr. Unsec’d. Notes	9.375	05/08/48		490	531,758
Sr. Unsec’d. Notes	9.500	11/12/25		2,880	3,352,352
Sr. Unsec’d. Notes, EMTN	9.125	11/26/49		350	369,659

					5,459,449

Argentina 2.4%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	4.625	01/11/23		3,225	1,495,604
Sr. Unsec’d. Notes	5.625	01/26/22		10,550	5,210,704
Sr. Unsec’d. Notes	6.875	04/22/21		770	410,364
Sr. Unsec’d. Notes	7.500	04/22/26		2,970	1,361,315
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	7,114	4,204,711
Sr. Unsec’d. Notes	8.280	12/31/33		1,935	1,074,177
Provincia de Buenos Aires/Government Bonds,
Sr. Unsec’d. Notes	9.125	03/16/24		1,910	737,564
Sr. Unsec’d. Notes	9.950	06/09/21		3,585	1,531,688

					16,026,127

Bahrain 0.7%
Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.750	09/20/29		1,240	1,443,592
Sr. Unsec’d. Notes	7.000	01/26/26		920	1,076,353
Sr. Unsec’d. Notes	7.500	09/20/47		1,740	2,130,588

					4,650,533

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	31

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Belarus 0.1%
Republic of Belarus International Bond, Sr. Unsec’d. Notes	6.875%	02/28/23		490	$528,689

Brazil 0.2%
Brazilian Government International Bond, Sr. Unsec’d. Notes(aa)	2.875	04/01/21	EUR	1,400	1,602,638

Costa Rica 0.5%
Costa Rica Government International Bond, Sr. Unsec’d. Notes	7.158	03/12/45		3,000	3,221,331

Dominican Republic 0.7%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	6.850	01/27/45		1,840	2,073,461
Sr. Unsec’d. Notes	7.450	04/30/44		2,300	2,753,240

					4,826,701

Ecuador 0.8%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	8.875	10/23/27		1,100	935,800
Sr. Unsec’d. Notes	10.750	03/28/22		3,270	3,240,387
Sr. Unsec’d. Notes	10.750	01/31/29		1,200	1,088,775

					5,264,962

Egypt 1.5%
Egypt Government International Bond,
Sr. Unsec’d. Notes	5.577	02/21/23		595	625,098
Sr. Unsec’d. Notes	8.700	03/01/49		940	1,084,643
Sr. Unsec’d. Notes, 144A	4.550	11/20/23		1,185	1,218,351
Sr. Unsec’d. Notes, 144A, EMTN	4.750	04/11/25	EUR	900	1,076,407
Sr. Unsec’d. Notes, 144A, EMTN	6.375	04/11/31	EUR	1,575	1,900,611
Sr. Unsec’d. Notes, 144A, MTN	7.600	03/01/29		640	717,936
Sr. Unsec’d. Notes, EMTN	4.750	04/11/25	EUR	590	705,645
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	850	1,008,681
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	1,480	1,719,865

					10,057,237

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

El Salvador 0.4%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	7.750%	01/24/23		1,530	$1,694,087
Sr. Unsec’d. Notes	8.250	04/10/32		1,000	1,226,396

					2,920,483

Gabon 0.4%
Gabon Government International Bond,
Bonds	6.375	12/12/24		2,040	2,193,000
Sr. Unsec’d. Notes, 144A	6.625	02/06/31		650	655,275

					2,848,275

Ghana 0.9%
Ghana Government International Bond,
Sr. Unsec’d. Notes	7.625	05/16/29		660	673,400
Sr. Unsec’d. Notes	7.875	08/07/23		1,550	1,734,370
Sr. Unsec’d. Notes	7.875	03/26/27		630	674,635
Sr. Unsec’d. Notes	8.125	01/18/26		2,550	2,836,849

					5,919,254

Iraq 0.6%
Iraq International Bond,
Sr. Unsec’d. Notes	5.800	01/15/28		525	504,552
Sr. Unsec’d. Notes	6.752	03/09/23		3,745	3,775,352

					4,279,904

Ivory Coast 0.6%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.125	06/15/25	EUR	1,520	1,876,421
Sr. Unsec’d. Notes	5.750	12/31/32		496	493,930
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	1,480	1,669,663

					4,040,014

Kenya 0.1%
Kenya Government International Bond, Sr. Unsec’d. Notes	6.875	06/24/24		950	1,030,434

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	33

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Lebanon 0.3%
Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100%	10/04/22	2,000	$800,434
Sr. Unsec’d. Notes, EMTN	6.250	05/27/22	2,550	1,016,492

				1,816,926

Mongolia 0.4%
Mongolia Government International Bond,
Sr. Unsec’d. Notes	5.625	05/01/23	1,135	1,161,845
Sr. Unsec’d. Notes, EMTN	8.750	03/09/24	270	305,358
Sr. Unsec’d. Notes, EMTN	10.875	04/06/21	1,085	1,170,104

				2,637,307

Mozambique 0.2%
Mozambique International Bond, Unsec’d. Notes	5.000	09/15/31	1,625	1,560,000

Nigeria 0.7%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.625	11/21/25	895	1,012,352
Sr. Unsec’d. Notes	7.696	02/23/38	1,010	1,015,947
Sr. Unsec’d. Notes	7.875	02/16/32	940	985,631
Sr. Unsec’d. Notes	8.747	01/21/31	1,470	1,643,346

				4,657,276

Oman 0.4%
Oman Government International Bond,
Sr. Unsec’d. Notes	5.375	03/08/27	1,420	1,468,432
Sr. Unsec’d. Notes	6.500	03/08/47	1,120	1,106,025

				2,574,457

Pakistan 0.5%
Pakistan Government International Bond, Sr. Unsec’d. Notes	8.250	04/15/24	1,840	2,066,037
Third Pakistan International Sukuk Co. Ltd. (The),
Sr. Unsec’d. Notes	5.500	10/13/21	775	794,932
Sr. Unsec’d. Notes	5.625	12/05/22	870	898,684

				3,759,653

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Senegal 0.1%
Senegal Government International Bond, Sr. Unsec’d. Notes	4.750%	03/13/28	EUR	890	$1,053,102

South Africa 0.3%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	5.875	09/16/25		1,000	1,107,079
Sr. Unsec’d. Notes	5.875	06/22/30		640	698,560

					1,805,639

Sri Lanka 0.6%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.875	07/25/22		3,300	3,345,333
Sr. Unsec’d. Notes	6.825	07/18/26		660	662,195

					4,007,528

Turkey 3.6%
Export Credit Bank of Turkey,
Sr. Unsec’d. Notes	4.250	09/18/22		2,300	2,323,344
Sr. Unsec’d. Notes	5.000	09/23/21		1,140	1,169,701
Sr. Unsec’d. Notes	6.125	05/03/24		1,750	1,826,210
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.875	10/09/26		3,000	3,014,014
Sr. Unsec’d. Notes	5.750	05/11/47		2,010	1,941,366
Sr. Unsec’d. Notes	6.000	03/25/27		3,000	3,176,178
Sr. Unsec’d. Notes	6.000	01/14/41		1,220	1,237,597
Sr. Unsec’d. Notes	6.875	03/17/36		3,270	3,640,986
Sr. Unsec’d. Notes	7.250	12/23/23		2,960	3,299,514
Sr. Unsec’d. Notes	7.625	04/26/29		2,220	2,584,053

					24,212,963

Ukraine 1.9%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	7.750	09/01/20		1,800	1,845,265
Sr. Unsec’d. Notes	7.750	09/01/21		2,155	2,292,707
Sr. Unsec’d. Notes	7.750	09/01/22		1,310	1,423,685
Sr. Unsec’d. Notes	7.750	09/01/23		1,025	1,134,217
Sr. Unsec’d. Notes	7.750	09/01/25		2,350	2,648,586
Sr. Unsec’d. Notes	7.750	09/01/26		660	749,022

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	35

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Ukraine (cont’d.)
Ukraine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	8.994%	02/01/24	650	$745,143
Sr. Unsec’d. Notes	9.750	11/01/28	1,840	2,292,499

				13,131,124

Zambia 0.0%
Zambia Government International Bond, Sr. Unsec’d. Notes	8.500	04/14/24	340	233,120

TOTAL SOVEREIGN BONDS (cost $142,693,040)				134,125,126

			Shares

COMMON STOCKS 0.5%

Colombia 0.1%
Frontera Energy Corp.			44,076	310,735

United States 0.4%
GenOn Energy Holdings, Inc. (Class A Stock)*^			14,397	2,987,378

TOTAL COMMON STOCKS (cost $1,805,696)				3,298,113

TOTAL LONG-TERM INVESTMENTS (cost $897,176,670)				902,338,955

SHORT-TERM INVESTMENT 2.8%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $18,689,348)(w)			18,689,348	18,689,348

TOTAL INVESTMENTS 135.6% (cost $915,866,018)				921,028,303

Liabilities in excess of other assets(z) (35.6)%				(241,676,663)

NET ASSETS 100.0%				$679,351,640

See Notes to Financial Statements.

36

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OJSC—Open Joint-Stock Company

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

EUR—Euro

GBP—British Pound

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $20,560,078 and 3.0% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $ 527,509,364 segregated as collateral for amount of $239,000,000 borrowed and outstanding as of January 31, 2020.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2020.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of January 31, 2020.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward foreign currency exchange contracts outstanding at January 31, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/04/20	UBS AG	GBP	24,856	$32,486,847	$32,825,812	$338,965	$—
Euro,
Expiring 02/04/20	JPMorgan Chase Bank, N.A.	EUR	925	1,028,772	1,026,120	—	(2,652)
Expiring 02/04/20	UBS AG	EUR	111,307	122,549,303	123,475,215	925,912	—
Expiring 02/04/20	UBS AG	EUR	2,200	2,446,979	2,440,501	—	(6,478)

				$158,511,901	$159,767,648	1,264,877	(9,130)

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	37

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/04/20	JPMorgan Chase Bank, N.A.	GBP	25,172	$32,937,777	$33,243,219	$—	$(305,442)
Expiring 03/03/20	Barclays Bank PLC	GBP	497	655,238	656,248	—	(1,010)
Expiring 03/03/20	UBS AG	GBP	24,856	32,515,332	32,850,569	—	(335,237)
Euro,
Expiring 02/04/20	HSBC Bank USA, N.A.	EUR	2,300	2,551,185	2,551,433	—	(248)
Expiring 02/04/20	HSBC Bank USA, N.A.	EUR	738	819,181	819,011	170	—
Expiring 02/04/20	Morgan Stanley & Co. International PLC	EUR	625	696,449	693,324	3,125	—
Expiring 02/04/20	Morgan Stanley & Co. International PLC	EUR	198	218,541	219,244	—	(703)
Expiring 02/04/20	UBS AG	EUR	110,200	123,613,319	122,246,897	1,366,422	—
Expiring 03/03/20	HSBC Bank USA, N.A.	EUR	428	475,166	475,527	—	(361)
Expiring 03/03/20	JPMorgan Chase Bank, N.A.	EUR	1,585	1,761,142	1,761,775	—	(633)
Expiring 03/03/20	UBS AG	EUR	111,307	122,761,454	123,688,900	—	(927,446)

				$319,004,784	$319,206,147	1,369,717	(1,571,080)

						$2,634,594	$(1,580,210)

Cross currency exchange contracts outstanding at January 31, 2020:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contract:
02/04/20	Buy	GBP	316	EUR	371	$5,480	$—	Morgan Stanley & Co. International PLC

Credit default swap agreement outstanding at January 31, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.HY.33.V2	12/20/24	5.000%(Q)	86,561	$(7,091,471)	$(7,700,413)	$(608,942)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

See Notes to Financial Statements.

38

CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$2,750,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	39

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Cayman Islands	$—	$11,001,468	$—
Bank Loans
Canada	—	—	3,876,186
France	—	3,575,577	—
Luxembourg	—	3,726,179	—
Saint Lucia	—	2,248,937	—
United Kingdom	—	7,470,081	4,277,606
United States	—	26,006,952	9,418,908
Corporate Bonds
Argentina	—	2,274,303	—
Bahrain	—	2,578,136	—
Belarus	—	907,994	—
Belgium	—	1,306,015	—
Brazil	—	23,840,945	—
Canada	—	40,887,860	—
Chile	—	4,444,212	—
China	—	2,488,509	—
Colombia	—	2,692,989	—
Costa Rica	—	378,343	—
France	—	9,212,999	—
Germany	—	7,409,398	—
Guatemala	—	1,024,496	—
India	—	8,482,901	—
Indonesia	—	1,684,332	—
Jamaica	—	4,810,962	—
Luxembourg	—	27,143,111	—
Macau	—	1,191,079	—
Mexico	—	16,562,174	—
Netherlands	—	16,883,695	—
Nigeria	—	1,590,568	—
Peru	—	1,901,274	—
Puerto Rico	—	3,727,104	—
Russia	—	8,267,987	—
Saint Lucia	—	3,283,889	—
Saudi Arabia	—	1,691,243	—
Singapore	—	1,375,919	—
South Africa	—	8,657,853	—
Spain	—	7,888,197	—
Tunisia	—	3,081,991	—
Turkey	—	6,988,042	—
Ukraine	—	989,379	—
United Kingdom	—	36,430,009	—
United States	—	425,468,780	—

See Notes to Financial Statements.

40

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Corporate Bonds (continued)
Vietnam	$—	$547,821	$—
Zambia	—	5,219,313	—
Sovereign Bonds
Angola	—	5,459,449	—
Argentina	—	16,026,127	—
Bahrain	—	4,650,533	—
Belarus	—	528,689	—
Brazil	—	1,602,638	—
Costa Rica	—	3,221,331	—
Dominican Republic	—	4,826,701	—
Ecuador	—	5,264,962	—
Egypt	—	10,057,237	—
El Salvador	—	2,920,483	—
Gabon	—	2,848,275	—
Ghana	—	5,919,254	—
Iraq	—	4,279,904	—
Ivory Coast	—	4,040,014	—
Kenya	—	1,030,434	—
Lebanon	—	1,816,926	—
Mongolia	—	2,637,307	—
Mozambique	—	1,560,000	—
Nigeria	—	4,657,276	—
Oman	—	2,574,457	—
Pakistan	—	3,759,653	—
Senegal	—	1,053,102	—
South Africa	—	1,805,639	—
Sri Lanka	—	4,007,528	—
Turkey	—	24,212,963	—
Ukraine	—	13,131,124	—
Zambia	—	233,120	—
Common Stocks
Colombia	310,735	—	—
United States	—	—	2,987,378
Affiliated Mutual Fund	18,689,348	—	—

Total	$19,000,083	$881,468,142	$20,560,078

Other Financial Instruments*
Assets
OTC Forward Foreign Currency Exchange Contracts	$—	$2,634,594	$—
OTC Cross Currency Exchange Contract	—	5,480	—

Total	$—	$2,640,074	$—

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	41

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities
OTC Forward Foreign Currency Exchange Contracts	$—	$(1,580,210)	$—
Centrally Cleared Credit Default Swap Agreement	—	(608,942)	—

Total	$—	$(2,189,152)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Common Stocks
Balance as of 07/31/19	$6,033,861	$2,692,338
Realized gain (loss)	(35)	(64)
Change in unrealized appreciation (depreciation)	648,422	295,104
Purchases/Exchanges/Issuances	11,256,880	—
Sales/Paydowns	(112,295)	—
Accrued discount/premium	6,924	—
Transfers into Level 3	5,772,804	—
Transfers out of Level 3	(6,033,861)	—

Balance as of 01/31/20	$17,572,700	$2,987,378

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$648,422	$295,104

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of January 31, 2020	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Bank Loans	$9,937,569	Market Approach	Single Broker Indicative Quote	$100-$112.57($105.05)
Bank Loans	7,635,131	Pricing at Cost	Unadjusted Purchase Price	$129.41
Common Stocks	2,987,378	Market Approach	Single Broker Indicative Quote	$207.50

	$20,560,078

See Notes to Financial Statements.

42

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$(6,033,861)	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Bank Loans	$5,772,804	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2020 were as follows:

Sovereign Bonds	19.7%
Oil & Gas	14.0
Telecommunications	10.0
Retail	7.7
Chemicals	6.4
Entertainment	6.2
Media	6.0
Commercial Services	6.0
Foods	4.7
Electric	4.5
Home Builders	4.4
Diversified Financial Services	3.9
Healthcare-Services	3.3
Banks	3.0
Affiliated Mutual Fund	2.8
Mining	2.5
Software	2.3
Building Materials	2.2
Aerospace & Defense	2.1
Pharmaceuticals	1.9
Real Estate	1.6
Collateralized Loan Obligations	1.6
Internet	1.6
Packaging & Containers	1.5
Auto Parts & Equipment	1.5
Computers	1.5
Auto Manufacturers	1.5
Pipelines	1.4
Engineering & Construction	1.3

Machinery-Diversified	0.9%
Gas	0.8
Household Products/Wares	0.8
Real Estate Investment Trusts (REITs)	0.8
Iron/Steel	0.7
Advertising	0.5
Agriculture	0.5
Transportation	0.4
Electric Utilities	0.4
Insurance	0.4
Lodging	0.4
Holding Companies-Diversified	0.3
Metal Fabricate/Hardware	0.3
Electrical Components & Equipment	0.3
Distribution/Wholesale	0.3
Housewares	0.2
Energy-Alternate Sources	0.2
Miscellaneous Manufacturing	0.1
Toys/Games/Hobbies	0.1
Oil, Gas & Consumable Fuels	0.1
Leisure Time	0.0 *

135.6
Liabilities in excess of other assets	(35.6)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and foreign exchange contracts risk. See the Notes to Financial Statements

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	43

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—	Due from/to broker—variation margin swaps	$608,942	*
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	5,480	—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,634,594	Unrealized depreciation on OTC forward foreign currency exchange contracts	1,580,210

		$2,640,074		$2,189,152

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$208,255
Foreign exchange contracts	4,125,156	—

Total	$4,125,156	$208,255

See Notes to Financial Statements.

44

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$(611,748)
Foreign exchange contracts	(5,873,154)	—

Total	$(5,873,154)	$(611,748)

For the six months ended January 31, 2020, the Fund’s average volume of derivative activities is as follows:

Forward Foreign Currency Exchange Contracts—Purchased(1)
$203,500,710

Forward Foreign Currency Exchange Contracts—Sold(1)	Cross Currency Exchange Contracts(2)	Credit Default Swap Agreements— Buy Protection(3)
$383,870,727	$948,815	$44,972,667

(1)	Value at Settlement Date.
(2)	Value at Trade Date.
(3)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Barclays Bank PLC	$—	$(1,010)	$(1,010)	$—	$(1,010)
HSBC Bank USA, N.A.	170	(609)	(439)	—	(439)
JPMorgan Chase Bank, N.A.	—	(308,727)	(308,727)	—	(308,727)

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	45

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Morgan Stanley & Co. International PLC	$8,605	$(703)	$7,902	$—	$7,902
UBS AG	2,631,299	(1,269,161)	1,362,138	(1,362,138)	—

	$2,640,074	$(1,580,210)	$1,059,864	$(1,362,138)	$(302,274)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

46

Statement of Assets and Liabilities (unaudited)

as of January 31, 2020

Assets
Investments at value:
Unaffiliated investments (cost $897,176,670)	$902,338,955
Affiliated investments (cost $18,689,348)	18,689,348
Cash	228,108
Foreign currency, at value (cost $108,810)	109,623
Dividends and interest receivable	14,202,944
Receivable for investments sold	7,058,079
Deposit with broker for centrally cleared/exchange-traded derivatives	2,750,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,634,594
Due from broker—variation margin swaps	361,187
Unrealized appreciation on OTC cross currency exchange contracts	5,480
Tax reclaim receivable	3,140
Prepaid expenses	2,727

Total Assets	948,384,185

Liabilities
Loan payable	239,000,000
Payable for investments purchased	26,951,976
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,580,210
Management fee payable	661,731
Loan interest payable	493,490
Accrued expenses and other liabilities	294,474
Deferred directors’ fees	50,664

Total Liabilities	269,032,545

Net Assets	$679,351,640

Net assets were comprised of:
Common stock, at par	$40,924
Paid-in capital in excess of par	775,136,431
Total distributable earnings (loss)	(95,825,715)

Net assets, January 31, 2020	$679,351,640

Net asset value and redemption price per share ($679,351,640 ÷ 40,923,879 shares of common stock issued and outstanding)	$16.60

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	47

Statement of Operations (unaudited)

Six Months Ended January 31, 2020

Net Investment Income (Loss)
Income
Interest income (net of $13,750 foreign withholding tax)	$30,503,847
Affiliated dividend income	46,606
Unaffiliated dividend income (net of $2,960 foreign withholding tax)	26,727

Total income	30,577,180

Expenses
Management fee	3,904,217
Loan interest and commitment expense	3,277,937
Custodian and accounting fees	92,206
Excise tax expense	73,820
Shareholders’ reports	39,343
Legal fees and expenses	29,167
Audit fee	24,081
Registration fees	21,089
Transfer agent’s fees and expenses	12,195
Directors’ fees	9,893
Miscellaneous	8,304

Total expenses	7,492,252

Net investment income (loss)	23,084,928

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	6,976,445
Forward currency contract transactions	4,125,156
Swap agreement transactions	208,255
Foreign currency transactions	(1,339,158)

9,970,698

Net change in unrealized appreciation (depreciation) on:
Investments	(2,131,834)
Forward and cross currency contracts	(5,873,154)
Swap agreements	(611,748)
Foreign currencies	(413,942)

(9,030,678)

Net gain (loss) on investment and foreign currency transactions	940,020

Net Increase (Decrease) In Net Assets Resulting From Operations	$24,024,948

See Notes to Financial Statements.

48

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2020	Year Ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,084,928	$37,381,626
Net realized gain (loss) on investment and foreign currency transactions	9,970,698	7,714,962
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(9,030,678)	18,331,019

Net increase (decrease) in net assets resulting from operations	24,024,948	63,427,607

Dividends and Distributions
Distributions from distributable earnings	(25,577,424)	(44,095,480)

Total increase (decrease)	(1,552,476)	19,332,127

Net Assets:
Beginning of period	680,904,116	661,571,989

End of period	$679,351,640	$680,904,116

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	49

Statement of Cash Flows (unaudited)

For the Six Months Ended January 31, 2020

CASH FLOWS PROVIDED BY/(USED FOR) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$24,024,948

ADJUSTMENTS TO RECONCILE NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS TO NET CASH PROVIDED BY/(USED FOR) OPERATING ACTIVITIES:
Proceeds from disposition of long-term portfolio investments	274,088,466
Purchases of long-term portfolio investments	(229,382,410)
Net proceeds (purchases) of short-term portfolio investments	(11,324,878)
Net premiums (paid) received for OTC swap agreements	(403,493)
Net realized (gain) loss on investment transactions	(6,976,445)
Net realized (gain) loss on swap agreements transactions	(208,255)
Net realized (gain) loss on forward and cross currency contracts	(4,125,156)
Net realized (gain) loss on foreign currency transactions	1,339,158
Net change in unrealized (appreciation) depreciation of investments	2,131,834
Net change in unrealized (appreciation) depreciation on swap agreements transactions	611,748
Net change in unrealized (appreciation) depreciation on forward and cross currency contracts	5,873,154
Net change in unrealized (appreciation) depreciation on foreign currencies	413,942
(INCREASE) DECREASE IN ASSETS:
Dividends and interest receivable	433,556
Receivable for investments sold	889,279
Tax reclaim receivable	(3,140)
Prepaid expenses	(2,727)
INCREASE (DECREASE) IN LIABILITIES:
Payable for investments purchased	11,436,924
Management fee payable	(33,641)
Loan interest payable	(255,065)
Accrued expenses and other liabilities	141,023
Dividend Payable	(138,264)
Due to broker-variation margin swaps	(61,551)

Total adjustments	44,444,059

Cash provided by (used for) operating activities	68,469,007

Effect of exchange rate changes on cash	2,372,056

CASH FLOWS FROM FINANCING ACTIVITIES:
Decrease in borrowing	(45,000,000)
Cash paid on distributions from distributable earnings	(25,577,424)

Net cash provided by (used for) financing activities	(70,577,424)

Net increase (decrease) in cash and restricted cash, including foreign currency	263,639
Cash and restricted cash at beginning of period, including foreign currency	3,185,279

CASH AND RESTRICTED CASH AT END OF PERIOD, INCLUDING FOREIGN CURRENCY	$3,448,918

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the year for interest expense	$3,533,002

See Notes to Financial Statements.

50

RECONCILIATION OF CASH AND RESTRICTED CASH REPORTED IN THE STATEMENT OF ASSETS AND LIABILITIES TO THE STATEMENT OF CASH FLOWS:

	January 31, 2020	July 31, 2019
Cash	$228,108	$120,047
Foreign currency, at value	109,623	2,165,232
Restricted Cash:
Deposit with broker for centrally cleared/exchange-traded derivatives	2,750,000	900,000
Due from broker-variation margin swaps	361,187	—

Total cash and restricted cash	$3,448,918	$3,185,279

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	51

Notes to Financial Statements (unaudited)

PGIM Global High Yield Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company.

The investment objective of the Fund is to provide a high level of current income.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

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Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

PGIM Global High Yield Fund, Inc.	53

Notes to Financial Statements (unaudited) (continued)

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest without limit in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be deemed liquid by the Fund’s subadviser under the guidelines adopted by the Directors. However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

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(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;
(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency

PGIM Global High Yield Fund, Inc.	55

Notes to Financial Statements (unaudited) (continued)

contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquired interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments. The cash amounts pledged for swaps contracts are considered restricted cash and are included in due from broker-variation margin swaps and deposit with broker for centrally cleared/exchange-traded derivatives in the Statement of Assets and Liabilities.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an

56

emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset

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Notes to Financial Statements (unaudited) (continued)

amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC

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derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2020, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned. However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income for the calendar year and 98.2% of its net capital gains for a one-year period ending on October 31 exceed the distributions from such taxable income and net capital gains for the calendar year. The Fund paid approximately $74,000 of Federal excise taxes attributable to calendar year 2019 in March 2020. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund intends to make a level dividend distribution each month to the holders of common stock. The level dividend rate may be modified by the

PGIM Global High Yield Fund, Inc.	59

Notes to Financial Statements (unaudited) (continued)

Board from time to time, and will be based upon the past and projected performance and expenses of the Fund. The Fund intends to also make a distribution during or with respect to each calendar year (which may be combined with a regular monthly distribution), which will generally include any net investment income and net realized capital gain for the year not otherwise distributed.

PGIM Investments has received an order from the Securities and Exchange Commission (the “SEC”) granting the Fund an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder to permit certain closed-end funds managed by PGIM Investments to include realized long-term capital gains as a part of their respective regular distributions to the holders of Common Stock more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year). The Fund intends to rely on this exemptive order. The Board may, at the request of PGIM Investments, adopt a managed distribution policy.

Dividends and distributions to stockholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly, at an annual rate of 0.85% of the average daily value of the Fund’s investable assets. “Investable assets” refers to the net assets attributable to the outstanding common stock of the Fund

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plus the liquidation preference of any outstanding preferred stock issued by the Fund, the principal amount of any borrowings and the principal on any debt securities issued by the Fund.

PGIM Investments and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund, are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Fund’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the period ended January 31, 2020, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2020, were $229,382,410 and $272,633,801, respectively.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated investment for the reporting period ended January 31, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$7,364,470	$167,124,181	$155,799,303	$—	$—	$18,689,348	18,689,348	$46,606

*	The Fund did not have any capital gain distributions during the reporting period.

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Notes to Financial Statements (unaudited) (continued)

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2020 were as follows:

Tax Basis	$916,544,790

Gross Unrealized Appreciation	44,256,129
Gross Unrealized Depreciation	(39,321,694)

Net Unrealized Appreciation	$4,934,435

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2019 of approximately $110,808,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2019 are subject to such review.

6. Capital and Ownership

There are 1 billion shares of $0.001 par value common stock authorized. As of January 31, 2020, Prudential owned 9,513 shares of the Fund.

For the reporting period ended January 31, 2020, the Fund did not issue any shares of common stock in connection with the Fund’s dividend reinvestment plan.

7. Borrowings and Re-hypothecation

The Fund currently is a party to a committed credit facility (the “credit facility”) with a financial institution. The credit facility provides for a maximum commitment of $300 million or 50% of the net asset value based on the most recent fiscal year end. Interest on any borrowings under the credit facility is payable at the negotiated rates. The Fund’s obligations under the credit facility are secured by the assets of the Fund segregated for the purpose of securing the amount borrowed. The purpose of the credit facility is to provide the Fund with portfolio leverage and to meet its general cash flow requirements.

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The Fund utilized the credit facility during the reporting period ended January 31, 2020. The average daily outstanding loan balance for the 184 days that the Fund utilized the facility during the period was $243,266,304, borrowed at a weighted average interest rate of 2.64%. The maximum loan balance outstanding during the period was $284,000,000. At January 31, 2020, the Fund had an outstanding loan balance of $239,000,000.

Re-hypothecation: The credit facility agreement permits, subject to certain conditions, the financial institution to re-hypothecate, up to the amount outstanding under the facility, portfolio securities segregated by the Fund as collateral. The Fund continues to receive interest on re-hypothecated securities. The Fund also has the right under the agreement to recall the re-hypothecated securities from the financial institution on demand. If the financial institution fails to deliver the recalled security in a timely manner, the Fund will be compensated by the financial institution for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by the financial institution, the Fund, upon notice to the financial institution, may reduce the loan balance outstanding by the value of the recalled security failed to be returned plus accrued interest. The Fund will receive a portion of the fees earned by the financial institution in connection with the rehypothecation of portfolio securities. Such earnings are disclosed in the Statement of Operations under Other income. As of January 31, 2020, there were no earnings to be disclosed.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

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Notes to Financial Statements (unaudited) (continued)

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Leverage Risk: The Fund may seek to enhance the level of its current distributions to holders of common stock through the use of leverage. The Fund may use leverage through borrowings, including loans from certain financial institutions. The Fund may borrow in amounts up to 33 1/3% (as determined immediately after borrowing) of the Fund’s investable assets. The use of leverage can create special risks. There can be no assurance that any leveraging strategy the Fund employs will be successful during any period in which it is employed.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in

64

current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Risks of Investments in Bank Loans: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund’s scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM Global High Yield Fund, Inc.	65

Notes to Financial Statements (unaudited) (continued)

10. Subsequent Events

Dividends to Shareholders: On February 27, 2020, the Fund declared monthly dividends of $0.105 per share payable on March 31, 2020, April 30, 2020 and May 29, 2020, respectively, to shareholders of record on March 13, 2020, April 17, 2020 and May 15, 2020, respectively. The ex-dates are March 12, 2020, April 16, 2020 and May 14, 2020, respectively.

Subsequent to January 31, 2020 the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak.

There are meaningful direct and indirect effects developing particularly with companies in which we invest, which may have an impact on the valuation of these companies. The Manager will continue to monitor the impact of COVID-19.

66

Financial Highlights (unaudited)

	Six Months Ended January 31, 2020(a)		Year Ended July 31,
			2019(a)	2018(a)	2017(a)	2016	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$16.64		$16.17	$16.57	$16.58	$17.07	$18.45
Income (loss) from investment operations:
Net investment income (loss)	0.56		0.91	0.86	0.97	1.03	1.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03		0.64	(0.22)	0.21	(0.18)	(0.78)
Total from investment operations	0.59		1.55	0.64	1.18	0.85	0.37
Less Dividends and Distributions:
Dividends from net investment income	(0.63)		(1.08)	(0.93)	(1.19)	(1.34)	(1.75)
Tax return of capital distributions	-		-	(0.11)	-	-	-
Total dividends and distributions	(0.63)		(1.08)	(1.04)	(1.19)	(1.34)	(1.75)
Net asset value, end of period	$16.60		$16.64	$16.17	$16.57	$16.58	$17.07
Market price, end of period	$15.00		$14.52	$13.63	$15.11	$15.38	$14.70
Total Return(b):	7.82%		15.12%	(2.96)%	6.31%	14.69%	(3.28)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$679,352		$680,904	$661,572	$678,219	$678,556	$698,589
Average net assets (000)	$669,918		$657,922	$666,960	$678,323	$669,729	$720,504
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	2.21%	(e)	2.56%	2.15%	1.94%	1.74%	1.61%
Expenses before waivers and/or expense reimbursement(d)	2.21%	(e)	2.56%	2.15%	1.94%	1.74%	1.61%
Net investment income (loss)	6.87%	(e)	5.68%	5.30%	5.86%	6.27%	6.53%
Portfolio turnover rate(f)	26%		96%	67%	66%	59%	62%
Asset coverage	384%		340%	356%	368%	342%	354%
Total debt outstanding at period-end (000)	$239,000		$284,000	$258,000	$253,000	$280,000	$275,000

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day for the period reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund’s dividend reinvestment plan. This amount does not reflect brokerage commissions or sales load. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Includes interest expense of 0.97% and a tax expense of 0.01% for the six months ended January 31, 2020, interest expense of 1.28% and a tax expense of 0.01% for the year ended July 31, 2019, interest expense of 0.91% for the year ended July 31, 2018, interest expense of 0.64% and a tax expense of 0.04% for the year ended July 31, 2017, interest expense of 0.45% and a tax expense of 0.02% for the year ended July 31, 2016 and interest expense of 0.36% for the year ended July 31, 2015.

(e)	Annualized, with the exception of tax expense.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.	67

Supplemental Proxy Information (unaudited)

An Annual Meeting of Stockholders was held on March 9, 2020. At such meeting the stockholders elected the following Class II Directors:

Approval of Directors

Class II	Affirmative Votes Cast	Shares Against/Withheld
Kevin J. Bannon	34,410,997.800	2,840,052.000
Keith F. Hartstein	33,825,026.800	3,426,023.000
Grace C. Torres	28,328,601.800	8,922,448.000

68

∎ MAIL	∎ MAIL (OVERNIGHT)	∎ TELEPHONE
Computershare P.O. Box 30170 College Station, TX 77842	Computershare 211 Quality Circle Suite 210 College Station, TX 77845	(800) 451-6788
∎ WEBSITE
pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling
(800) 451-6788 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Computershare Trust Company, N.A.	PO Box 30170 College Station, TX 77842

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sidley Austin LLP	787 Seventh Avenue New York, NY 10019

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Global High Yield Fund, Inc., PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

CERTIFICATIONS
The Fund’s Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the required annual certifications and the Fund has also included the certifications of the Fund’s Chief Executive Officer and Chief Financial Officer as required by Section 302 of the Sarbanes-Oxley Act, on the Fund’s Form N-CSR filed with the Commission, for the period of this report.

This report is transmitted to shareholders of the Fund for their information. This is not a prospectus, circular, or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in this report.

An investor should consider the investment objective, risks, charges, and expenses of the Fund carefully before investing.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock at market prices.

PGIM GLOBAL HIGH YIELD FUND, INC.

NYSE	GHY
CUSIP	69346J106

PICE1001E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – There have been no purchases of equity securities by the registrant or any affiliated purchasers during the period covered by this report.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – None.

Item 13 – Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4) Registrant’s Independent Public Accountant, attached as Exhibit 99.ACCT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PGIM Global High Yield Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 18, 2020

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	March 18, 2020